Fair Value Measurements (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 19, 2023
Fair Value Measurements
Share price		$ 12.50
Restricted Stock Units
Fair Value Measurements
Share price			$ 6.82
Level 3 | Financing Note
Fair Value Measurements
Fair value	$ 1,695	$ 5,695,000